INSURANCE COVERAGE	12 Months Ended
Dec. 31, 2019
INSURANCE COVERAGE
INSURANCE COVERAGE

31   INSURANCE COVERAGE

The Company has insurance coverage for operational risks, with a maximum coverage of R$8,822,000. Additionally, the Company has insurance coverage for civil general liabilities in the amount of U.S.$20,000,000 corresponding to R$80,614,000 on December 31, 2019.

Company's Management considers these amounts adequate to cover any potential liability, risks and damages to its assets and loss of profits.

The Company does not have insurance coverage for its forests. To mitigate the risk of fire, the Company maintains internal fire brigades, a watchtower network, and a fleet of fire trucks. There is no history of material losses from forest fires.

The Company has a domestic and international transportation insurance policy effective through May 2020, renewable for additional 12 months.

In addition, it has insurance coverage for civil responsibility for Directors and Executives for amounts considered adequate by Management.

The assessment of the sufficiency of insurance coverage is not part of the scope of the examination of the financial statements by our independent auditors.